Income Taxes - Provision for Income Tax (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal	$ 884,743	$ 2,288,766	$ 1,399,794
State	53,015	276,519	120,377
Current Income Tax Expense (Benefit), Total	937,758	2,565,285	1,520,171
Deferred tax expense (benefit)	673,977	(86,251)	307,920
Income tax expense	$ 1,611,735	$ 2,479,034	$ 1,828,091